Loans - Changes in Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Loan	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan	Dec. 31, 2015 USD ($) Loan
Receivables [Abstract]
Number of Loans | Loan	3	3	3	3
Additional loans with concessions, Recorded Investment	$ 2,782
Principal paydowns, Recorded Investment	$ (265)	$ (241)	$ (570)
Post-Modification Outstanding Recorded Investment		$ 3,047	$ 3,288	$ 3,858